Financial risk management and impairment of financial assets - Credit risk and impairment (Details) £ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 GBP (£)	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Financial risk management and impairment of financial assets
Restricted cash	£ 1,700		£ 1,700
Cash and cash equivalents	66,786		48,680	£ 89,693	£ 62,927
Credit risk
Financial risk management and impairment of financial assets
Restricted cash	1,700
Maximum exposure to credit risk	808		872
Credit risk | Trade receivables | Accumulated impairment
Financial risk management and impairment of financial assets
Financial assets	£ 0		£ 0
Currency risk | USD
Financial risk management and impairment of financial assets
Borrowings | $		$ 143,829
Cash and cash equivalents | $		$ 23,907
Reasonably possible decrease in risk assumption	5
Increase in net liabilities due to reasonably possible decrease in designated risk component	£ 5,000